Consolidated Statements of Stockholders' Equity - USD ($)	Cumulative Preferred Stock [Member]	Cumulative Convertible Preferred Stock [Member]	Participating Convertible Preferred Stock [Member]	Series 2003 Convertible Preferred Stock [Member]	Common Class A [Member]	Common Class B [Member]	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Mar. 31, 2015							$ 2,119,000	$ 3,010,000	$ 96,578,000	$ (61,277,000)	$ (31,804,000)	$ 328,824,000
Net Income (Loss) Attributable to Parent, Total												56,399,000	$ 56,399,000
Cash dividends paid on preferred stock	$ (3,000)											(23,000)
Equity incentive program									33,000
Contribution of 401(k) match										1,820,000
Purchase of treasury stock										(6,252,000)
Preferred stock conversion							(775,000)	13,000	762,000
Change in pension and postretirement benefits adjustment											3,408,000		(3,408,000)
Balance at Mar. 31, 2016							1,344,000	3,023,000	97,373,000	(65,709,000)	(28,396,000)	385,200,000	392,835,000
Preferred stock, shares outstanding (in shares)	200,000	807,240	90,826	500
Common stock, shares outstanding (in shares)					7,918,069	1,894,599
Net Income (Loss) Attributable to Parent, Total												15,895,000	15,895,000
Cash dividends paid on preferred stock	$ (3,000)											(23,000)
Equity incentive program									66,000
Contribution of 401(k) match										2,017,000
Purchase of treasury stock										(2,807,000)
Preferred stock conversion							(20,000)	1,000	19,000
Change in pension and postretirement benefits adjustment											17,221,000		(17,221,000)
Balance at Mar. 31, 2017							1,324,000	3,024,000	97,458,000	(66,499,000)	(11,175,000)	401,072,000	425,204,000
Balance at Jul. 02, 2016													393,342,000
Net Income (Loss) Attributable to Parent, Total													6,821,000
Balance at Oct. 01, 2016													399,617,000
Net Income (Loss) Attributable to Parent, Total													7,789,000
Balance at Dec. 31, 2016													406,610,000
Net Income (Loss) Attributable to Parent, Total													320,000
Balance at Mar. 31, 2017							1,324,000	3,024,000	97,458,000	(66,499,000)	(11,175,000)	401,072,000	425,204,000
Preferred stock, shares outstanding (in shares)	200,000	807,240	89,251	500
Common stock, shares outstanding (in shares)					7,910,508	1,884,839
Net Income (Loss) Attributable to Parent, Total													(980,000)
Balance at Jul. 01, 2017													424,330,000
Balance at Mar. 31, 2017							1,324,000	3,024,000	97,458,000	(66,499,000)	(11,175,000)	401,072,000	425,204,000
Net Income (Loss) Attributable to Parent, Total												(13,811,000)	(13,811,000)
Cash dividends paid on preferred stock	$ (3,000)											(23,000)	(23,000)
Equity incentive program									100,000
Contribution of 401(k) match										1,501,000
Purchase of treasury stock					$ (4,600,000)	$ (7,000)				(4,558,000)
Preferred stock conversion							(617,000)	14,000	603,000
Change in pension and postretirement benefits adjustment											(11,483,000)		11,483,000
Reclassification of certain tax effects | Accounting Standards Update 2018-02 [Member]											(2,409,000)	2,409,000
Balance at Mar. 31, 2018							707,000	3,038,000	98,161,000	(69,556,000)	(25,067,000)	389,647,000	396,930,000
Balance at Jul. 01, 2017													424,330,000
Net Income (Loss) Attributable to Parent, Total													(2,958,000)
Balance at Sep. 30, 2017													418,744,000
Net Income (Loss) Attributable to Parent, Total													4,377,000
Balance at Dec. 30, 2017													422,439,000
Reclassification of certain tax effects													2,400,000
Balance at Mar. 31, 2018							$ 707,000	$ 3,038,000	$ 98,161,000	$ (69,556,000)	$ (25,067,000)	$ 389,647,000	$ 396,930,000
Preferred stock, shares authorized (in shares)	200,000	1,400,000	37,529	500
Common stock, shares authorized (in shares)					20,000,000	10,000,000
Preferred stock, shares outstanding (in shares)	200,000	807,240	37,529	500
Common stock, shares outstanding (in shares)					7,860,033	1,884,439
Preferred stock, stock amount	$ 50,000	$ 202,000	$ 447,000	$ 8,000
Common stock, stock amount					$ 2,534,000	$ 504,000